Document And Entity Information	Nov. 17, 2021
Document Information [Line Items]
Entity, Registrant Name	Atlanticus Holdings Corporation
Document, Type	8-K
Document, Period End Date	Nov. 17, 2021
Entity, Incorporation, State or Country Code	GA
Entity, File Number	000-53717
Entity, Tax Identification Number	58-2336689
Entity, Address, Address Line One	Five Concourse Parkway, Suite 300
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	828-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATLC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001464343